Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term
Furniture and fixture [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office & Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years